Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated January 12, 2004

to the

Prospectus for Institutional and Administrative Class Shares

Dated November 1, 2003

Disclosure relating to the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund

The Board of Trustees of PIMCO Funds: Multi-Manager Series (the “Trust”) has approved an Agreement and Plan of Reorganization pursuant to which the PPA Tax-Efficient Structured Emerging Markets Fund (the “Acquired Fund”) is expected to reorganize with and into the Eaton Vance Emerging Markets Fund (the “Acquiring Fund”), a series of Eaton Vance Series Trust II. The proposed transaction between the Acquired and Acquiring Funds is referred to as the “Reorganization.” The closing date (the “Closing Date”) of the Reorganization is expected to be on or about February 9, 2004, although the Reorganization may be delayed.

The Reorganization will take place by means of a transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for Class I shares (“Merger Shares”) of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund’s liabilities. The exchange, which will be effected on the basis of the relative net asset values of the Acquiring Fund and the Acquired Fund, will be followed immediately by the distribution of Merger Shares to the Acquired Fund’s shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund by effectively having their Acquired Fund Institutional Class shares exchanged for Merger Shares on the basis of relative net asset values on the Closing Date.

PIMCO Advisors Fund Management LLC serves as the investment adviser to the Acquired Fund and Eaton Vance Management serves as the investment adviser to the Acquiring Fund. Parametric Portfolio Associates serves as the investment subadviser to the Acquired Fund and will continue to do so after the Reorganization for the Acquiring Fund.

Tax Consequences

It is expected that the Reorganization will be treated as a tax-free reorganization. Assuming that the Reorganization is tax-free, the following tax consequences will apply to the Reorganization. An Acquired Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares received in exchange for its Acquired Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). The Acquired Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of its liabilities by the Acquiring Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Acquiring Fund (1) will not recognize any gain or loss upon the receipt of the Acquired Fund’s assets in exchange for the Merger Shares and the assumption of the Acquired Fund’s liabilities; (2) will have the same tax basis in the Acquired Fund’s assets as the Acquired Fund had in such assets; and (3) will have a holding period for the Acquired Fund’s assets that includes the holding period that the Acquired Fund had in such assets.

Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganization, including possible state and local tax consequences.

Other Information

In addition, in connection with the Reorganization, the following actions are being taken:

(i) Except as noted below, effective as of the close of business on February 4, 2004, the PPA Tax-Efficient Structured Emerging Markets Fund will no longer sell Institutional Class shares to new investors or to existing shareholders, including through the reinvestment of distributions.

(ii) Effective as of the close of business on February 4, 2004, the PPA Tax-Efficient Structured Emerging Markets Fund will no longer be eligible for exchanges from other PIMCO Funds.

The consummation of the Reorganization is subject to a number of conditions, including the approval of a majority of the outstanding voting securities (as defined for purposes of the Investment Company Act) of the Acquired Fund.

The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated January 12, 2004

to the Prospectus for Class D Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

Disclosure Relating to the PIMCO RCM Global Technology Fund

The second paragraph of the subsection captioned “RCM” under the section titled “Management of the Funds” is restated as follows:

Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

The last paragraph of the subsection captioned “RCM” under the section titled “Management of the Funds” is restated as follows:

The RCM Global Technology Fund is managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated January 12, 2004

to the Prospectus for Class A, B and C Shares

of PIMCO International/Sector Stock Funds

Dated December 31, 2003

Disclosure Relating to the PIMCO RCM Global Technology Fund

The second paragraph of the subsection captioned “RCM” under the section titled “Management of the Funds” is restated as follows:

Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

The last paragraph of the subsection captioned “RCM” under the section titled “Management of the Funds” is restated as follows:

The RCM Global Technology Fund is managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together.

Filed Pursuant to Rule 497(e).

File Nos. 33-36528 and 811-6161.

PIMCO FUNDS: MULTI-MANAGER SERIES

Supplement Dated January 12, 2004

to the Prospectus for Institutional and Administrative Class Shares

of PIMCO RCM Funds

Dated December 31, 2003

Disclosure Relating to the PIMCO RCM Global Technology Fund

The third paragraph of the subsection captioned “Sub-Adviser” under the section titled “Management of the Funds” is restated as follows:

Each of the Funds (with the exception of the RCM Global Technology Fund) is managed on a team basis, and no individual is separately responsible for the day-to-day management of the Funds.

The last paragraph of the subsection captioned “Sub-Adviser” under the section titled “Management of the Funds” is restated as follows:

The RCM Global Technology Fund is managed by Walter C. Price, CFA and Huachen Chen, CFA. Mr. Price is a Managing Director, Senior Analyst and Portfolio Manager on the Global Technology Team. He joined RCM in 1974 as a Senior Securities Analyst in technology and since 1985, he has had increasing portfolio responsibility for technology stocks. Mr. Chen is a Senior Portfolio Manager. He joined RCM in 1984 as a Securities Analyst. He has covered many sectors within technology, as well as the electrical equipment and multi-industry areas. Messrs. Price and Chen have co-managed many technology portfolios together.